Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2016
Share-based Compensation, Allocation and Classification in Financial Statements [Abstract]
Schedule of Error Corrections and Prior Period Adjustments
The following tables summarize the selected line items from our consolidated financial statements illustrating the effect of these adjustments to the comparative years and related tax amounts in Note 16 Income Taxes.

As of December 31, 2015 (in thousands)
Consolidated Balance Sheet	As Reported	Change in Attribution Method	As Adjusted
Long-term deferred income taxes	$75,726	$(6,116)	$69,610
Additional paid-in capital	$1,741,167	$24,428	$1,765,595
Retained earnings	$1,227,509	$(18,312)	$1,209,197

Year-Ended December 31, 2015 (in thousands, except per share data)
Consolidated Statements of income	As Reported	Change in Attribution Method	As Adjusted
Cost of sales	$454,611	$(283)	$454,328
Research and development	$147,180	$(350)	$146,830
Sales and marketing	$360,962	$(1,364)	$359,598
General and administrative, integration and other	$103,874	$(1,808)	$102,066

Income before income taxes	$132,498	$3,805	$136,303
Income taxes	5,641	760	6,401
Net income	126,857	3,045	129,902
Net (loss) income attributable to noncontrolling interest	(246)	—	(246)
Net income attributable to the owners of QIAGEN N.V.	$127,103	$3,045	$130,148
Basic net income per common share attributable to the owners of QIAGEN N.V.	$0.54	$0.02	$0.56
Diluted net income per common share attributable to the owners of QIAGEN N.V.	$0.54	$0.01	$0.55

Weighted-average common shares outstanding
Basic	233,483	—	233,483
Diluted	237,158	1,489	238,647

Year-Ended December 31, 2014 (in thousands, except per share data)
Consolidated Statements of income	As Reported	Change in Attribution Method	As Adjusted
Cost of sales	$479,839	$(269)	$479,570
Research and development	$163,627	$39	$163,666
Sales and marketing	$376,873	$(732)	$376,141
General and administrative, integration and other	$126,550	$87	$126,637

Income before income taxes	$118,514	$875	$119,389
Income taxes	1,312	1,144	2,456
Net income	117,202	(269)	116,933
Net (loss) income attributable to noncontrolling interest	568	—	568
Net income attributable to the owners of QIAGEN N.V.	$116,634	$(269)	$116,365
Basic net income per common share attributable to the owners of QIAGEN N.V.	$0.50	$—	$0.50
Diluted net income per common share attributable to the owners of QIAGEN N.V.	$0.48	$—	$0.48

Weighted-average common shares outstanding
Basic	232,644	—	232,644
Diluted	241,538	1,268	242,806

Schedule of Share-based Compensation, Stock Options, Activity
A summary of the status of employee stock options as of December 31, 2016 and changes during the year then ended is presented below:

All Employee Options	Number of Shares (in thousands)	Weighted Average Exercise Price	Weighted Average Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2016	1,821	$19.37
Exercised	(354)	$17.66
Forfeited	(3)	$18.68
Expired	(25)	$16.21
Outstanding at December 31, 2016	1,439	$19.84	3.85	$11,762
Vested at December 31, 2016	1,439	$19.84	3.85	$11,762
Vested and expected to vest at December 31, 2016	1,439	$19.84	3.85	$11,762

Schedule of Employee Stock Options and Restricted Stock Units
A summary of stock units as of December 31, 2016 and changes during the year are presented below:

Stock Units	Stock Units (in thousands)	Weighted Average Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2016	8,956
Granted	2,942
Vested	(1,200)
Forfeited	(500)
Outstanding at December 31, 2016	10,198	2.43	$285,311
Vested and expected to vest at December 31, 2016	8,886	2.30	$248,989

Schedule of Employee Service Share Based Compensation Allocation of Recognized Period Costs
Share-based compensation expense before taxes for the years ended December 31, 2016, 2015 and 2014 totaled approximately $28.3 million, $23.8 million and $44.3 million, respectively, as shown in the table below. The excess tax benefit realized for the tax deductions of the share-based payment arrangements totaled $0.8 million, $3.3 million and $1.6 million, respectively, for the years ended December 31, 2016, 2015 and 2014.

Compensation Expense (in thousands)	2016	2015	2014
Cost of sales	$2,553	$2,177	$2,809
Research and development	4,735	5,686	6,696
Sales and marketing	4,824	4,815	9,086
General and administrative	16,176	11,083	25,709
Share-based compensation expense	28,288	23,761	44,300
Less: income tax benefit	6,223	5,751	8,541
Net share-based compensation expense	$22,065	$18,010	$35,759